UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07660

Name of Fund: BlackRock Massachusetts Tax-Exempt Trust (MHE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Massachusetts Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 151.8%

Massachusetts — 150.3%
County/City/Special District/School District — 3.5%
Town of Holyoke Massachusetts, GO, Refunding, 5.00%, 09/01/26	$1,000	$1,114,920

Education — 63.1%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.25%, 01/01/42	500	557,265
Foxborough Regional Charter School, Series A, 7.00%, 07/01/20(a)	250	275,977
Merrimack College, 5.00%, 07/01/47	550	595,507
Mount Holyoke College, Series B, 5.00%, 07/01/41	500	541,245
UMass Boston Student Housing Project, 5.00%, 10/01/48	1,000	1,083,390
Wellesley College, Series J, 5.00%, 07/01/42	1,950	2,160,054
Wentworth Institute Technology, 5.00%, 10/01/46	500	545,810
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 01/01/42	650	876,343
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 05/15/59	1,500	1,795,365
Emerson College, 5.00%, 01/01/41	500	538,220
Emerson College, Series A, 5.00%, 01/01/20(a)	185	194,180
Emerson College, Series A, 5.00%, 01/01/20(a)	15	15,744
Emerson College, Series A, 5.00%, 01/01/40	500	553,270
Emmanuel College Issue, Series A, 5.00%, 10/01/35	250	273,652
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	150	163,103
Harvard University, Series A, 5.50%, 11/15/18(a)	75	76,307
International Charter School, 5.00%, 04/15/40	1,000	1,065,020
Suffolk University, 4.00%, 07/01/39	500	507,220
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,784,227
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,000,100
Massachusetts Educational Financing Authority, RB, Education Loan, Issue I, AMT, 5.00%, 01/01/27	1,000	1,104,700

Security	Par (000)	Value
Massachusetts (continued)

Education (continued)
Massachusetts Educational Financing Authority, Refunding RB, Issue J, AMT, 3.50%, 07/01/33	$235	$234,993
Massachusetts Health & Educational Facilities Authority, RB:
Berklee College of Music, Inc., Series A, 5.00%, 10/01/37	70	70,188
Northeastern University, Series R, 5.00%, 10/01/33	225	227,248
Tufts University, Series O, 5.38%, 08/15/18(a)	1,000	1,007,630
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Northeastern University, Series T-2, 5.00%, 10/01/32	500	550,925
Springfield College, 5.63%, 10/15/19(a)	500	525,365
Tufts University, Series M, 5.50%, 02/15/27	1,000	1,234,040
University of Massachusetts Building Authority, RB, Senior-Series 2, 5.00%, 11/01/39	500	552,080

		20,109,168
Health — 27.9%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, 5.00%, 01/01/48	500	550,300
Seven Hills Foundation Obligated Group, Series A, 5.00%, 09/01/35	750	796,522
Massachusetts Development Finance Agency, Refunding RB:
Boston Medical Center, Series E, 4.00%, 07/01/38	500	503,425
Carleton-Willard Village, 5.63%, 12/01/30	500	523,190
New Bridge Charles, Inc., 4.13%, 10/01/42(b)	550	542,900
Partners Healthcare, Series L, 5.00%, 07/01/21(a)	995	1,082,958
Partners Healthcare, Series L, 5.00%, 07/01/36	5	5,377
Umass Memorial Healthcare, 5.00%, 07/01/44	300	331,773
Wellesley College Issue, Series L, 4.00%, 07/01/44	250	262,700

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)

Health (continued)
Massachusetts Health & Educational Facilities Authority, RB:
Cape Cod Healthcare Obligated Group, Series D (AGC), 5.00%, 11/15/19(a)	$1,000	$1,044,770
Caregroup, Series E-1, 5.00%, 07/01/18(a)	500	501,330
Children’s Hospital, Series M, 5.25%, 12/01/39	600	629,694
Children’s Hospital, Series M, 5.50%, 12/01/39	500	526,575
Southcoast Health Obligation Group, Series D, 5.00%, 07/01/39	500	514,620
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, Series H, 5.25%, 07/01/38	1,000	1,059,210

		8,875,344
Housing — 7.7%
Massachusetts HFA, RB, M/F Housing, Series A (FHA), 5.25%, 12/01/35	185	195,602
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.50%, 12/01/47	500	522,140
Series C, 5.00%, 12/01/30	195	197,964
Series C, 5.35%, 12/01/42	795	808,253
Series F, 5.70%, 06/01/40	735	744,283

		2,468,242
State — 23.1%
Commonwealth of Massachusetts, GO, Series C, 5.00%, 07/01/45	1,000	1,136,860
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 07/01/29	730	912,712
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	500	553,405
Series B, 5.00%, 10/15/41	1,000	1,077,800
Massachusetts State College Building Authority, RB, Series A, 5.50%, 05/01/19(a)	2,500	2,585,925

Security	Par (000)	Value
Massachusetts (continued)

State (continued)
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 05/01/39	$825	$1,091,937

		7,358,639
Transportation — 25.0%
Commonwealth of Massachusetts, RB, Series A, 5.00%, 06/15/22(a)	1,000	1,116,840
Commonwealth of Massachusetts, Refunding RB, Series A, 5.00%, 06/01/21(a)	500	544,715
Massachusetts Department of Transportation, Refunding RB, Senior Series B:
5.00%, 01/01/32	1,120	1,168,440
5.00%, 01/01/37	1,000	1,041,040
Massachusetts Port Authority, RB, AMT:
Series A, 5.00%, 07/01/42	1,000	1,075,360
Series B, 5.00%, 07/01/45	1,750	1,944,478
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.25%, 07/01/36	1,000	1,084,910

		7,975,783
Puerto Rico — 1.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	470	466,555

Total Municipal Bonds — 151.8% (Cost — $45,565,321)		48,368,651

Municipal Bonds Transferred to Tender Option Bond Trusts(c)
Massachusetts — 8.1%
Health — 1.4%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 4.00%, 07/01/35	430	447,000

State — 6.7%
Commonwealth of Massachusetts, GO:
Series A, 5.00%, 03/01/46	1,001	1,110,685

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Massachusetts Tax-Exempt Trust (MHE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)

State (continued)
Commonwealth of Massachusetts, GO (continued):
Series G, 4.00%, 09/01/42	$1,005	$1,042,111

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 8.1% (Cost — $2,661,240)		2,599,796

Total Long-Term Investments — 159.9% (Cost — $48,226,561)		50,968,447

Security	Shares	Value
Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(d)(e)	373,547	$373,584

Total Short-Term Securities — 1.2% (Cost — $373,557)		373,584

Total Investments — 161.1% (Cost — $48,600,118)		51,342,031
Other Assets Less Liabilities — 1.9%		591,834
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.2)%		(1,642,378)
VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (57.8)%		(18,419,790)

Net Assets Applicable to Common Shares — 100.0%		$31,871,697

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	844,109	(470,562)	373,547	$373,584	$2,066	$(127)	$66

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Massachusetts Tax-Exempt Trust (MHE)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	9	09/19/18	$1,084	$(7,291)
Long U.S. Treasury Bond	10	09/19/18	1,451	(25,832)
5-Year U.S. Treasury Note	3	09/28/18	342	(1,410)

				$(34,533)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

FHA — Federal Housing Administration

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

RB — Revenue Bonds

Syncora — Syncora Guarantee

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access.

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Massachusetts Tax-Exempt Trust (MHE)

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$50,968,447	$—	$50,968,447
Short-Term Securities	373,584	—	—	373,584

	$373,584	$50,968,447	$—	$51,342,031

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(34,533)	$—	$—	$(34,533)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(1,635,858)	$—	$(1,635,858)
VRDP Shares at Liquidation Value	—	(18,500,000)	—	(18,500,000)

	$—	$(20,135,858)	$—	$(20,135,858)

During the period ended May 31, 2018, there were no transfers between levels.

5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Massachusetts Tax-Exempt Trust

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Massachusetts Tax-Exempt Trust

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Massachusetts Tax-Exempt Trust

Date: July 19, 2018